Segment Information (Tables)	12 Months Ended
Feb. 28, 2018
Segment Reporting [Abstract]
Schedule of Revenue Information

The following table summarizes the revenue information of the Group:

	For the year ended
	February 29	February 28	February 28
	2016	2017	2018
	RMB	RMB	RMB	USD
Standard programs	85,408	162,227	201,876	31,902
Ivy program classes	4,073	33,784	70,458	11,134
Special programs and others	7,780	8,804	29,663	4,688
Less: sales tax	3,460	1,627	1,464	231
Total	93,801	203,188	300,533	47,493